Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories
Inventories

	June 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,672	1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
	5,281	5,251